September 6, 2006


Securities and Exchange Commission
OFIS Filer Support
Mail Stop 0-7
SEC Operations Center
6432 General Green Way
Alexandria, VA  22312-2413


Re: J. C. Penney Company, Inc. Quarterly Report on Form 10-Q for the 13 and 26 week periods ended July 29, 2006

Ladies and Gentlemen:

     Pursuant to Rule 101 of Regulation S-T, I am filing electronically on the Commission's Electronic Data Gathering, Analysis, and Retrieval System, on behalf of J. C. Penney Company, Inc. (the "Company"), one copy, including all exhibits, of the Company's Quarterly Report on Form 10-Q for the 13 and 26 week periods ended July 29, 2006.

     If any member of the Commission Staff has any questions regarding the enclosed Form 10-Q, please call me at (972) 431-1211 or Jeffrey J. Vawrinek at
(972) 431-1287.

                                                 Very truly yours,

                                                 /s/ Salil R. Virkar
                                                 Salil R. Virkar
                                                 Senior Managing Counsel

SRV:kmn

Enclosures